SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Share Capital, Reserves, And Other Equity Interest [Abstract]
SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Share Capital

	2019		2018
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of year	81.7	$1,280	86.4	$1,350
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan(1)	—	1	0.5	11
Shares repurchased and cancelled in the year	(0.2)	(3)	(3.6)	(57)
Reverse accrual for shares repurchased and/or cancelled in 2019	1.6	24	—	—
Shares repurchased in 2018 and cancelled in 2019	(0.2)	(2)	(0.2)	(2)
Shares repurchased and cancelled under ASPP in 2019	(1.4)	(22)	(1.4)	(22)
Common shares outstanding, end of year	81.5	$1,278	81.7	$1,280

(1)	In 2019, less than 0.1 million common shares were issued as a result of options exercised.
As at December 31, 2019, the authorized capital stock of the Company is as follows: an unlimited number of Class A and Class B preferred shares, an unlimited number of non-voting participating shares and an unlimited number of common shares.
Normal Course Issuer Bid (NCIB)
In October 2019, the Company renewed its NCIB in accordance with Toronto Stock Exchange (TSX) rules. Under the NCIB, the Company may purchase up to 4,083,429 of its common shares, representing 5% of Norbord’s public float of 81,668,583 as of October 22, 2019, pursuant to TSX rules. Daily purchases of common shares may not exceed 72,970 subject to the Company’s ability to make “block” purchases under the rules of the TSX.

During the year, the Company repurchased and cancelled 0.2 million common shares under the current NCIB program for a total cost of $5 million. Of the total cost, $3 million represents a reduction in share capital and $2 million was charged to retained earnings.

In December 2019, the Company entered into an automatic share purchase plan (ASPP) in order to facilitate the repurchase of its common shares under its NCIB during the regularly scheduled quarterly trading blackout period. Subsequent to year-end, an additional 0.1 million shares were repurchased for a total cost of $2 million.
Under its prior NCIB that commenced on November 5, 2018 and expired on November 4, 2019, the Company previously sought and received approval from the TSX to purchase up to 5,191,965 of its common shares, representing 10% of Norbord’s public float of 51,919,654 as of October 22, 2018, pursuant to TSX rules. Daily purchases of common shares may not exceed 79,704 subject to the Company’s ability to make “block” purchases under the rules of the TSX. The Company had exhausted its prior NCIB limit.

In 2018, the Company repurchased and cancelled 3.6 million common shares under its prior NCIB program for a total cost of $98 million. Of the total cost, $57 million represented a reduction in share capital, $37 million was charged to retained earnings and $4 million was charged to contributed surplus.

In December 2018, the Company entered into an ASPP in order to facilitate the repurchase of its common shares under its prior NCIB during the regularly scheduled quarterly trading blackout period. As at December 31, 2018, 0.2 million shares had been purchased but not yet cancelled and $4 million related to these shares was included in accrued liabilities. In addition, an obligation for the future repurchase of shares under the ASPP of $38 million had been recognized in accrued liabilities as at December 31, 2018. During the first quarter of 2019, the Company repurchased and cancelled an additional 1.4 million shares under the ASPP for a total cost of $39 million. Of the total cost, $22 million represented a reduction in share capital and the remaining $17 million was charged to retained earnings. During the first quarter of 2019, 0.2 million shares purchased and accrued for in 2018 were also cancelled. Total cost relating to these shares was $4 million, of which $2 million represented a reduction in share capital and the remaining $2 million was charged to retained earnings.

Purchases were made on the open market by the Company through the facilities of the TSX, the NYSE or Canadian or US alternative trading systems, if eligible, in accordance with the requirements of the TSX and applicable securities laws. The price that the Company paid for any such common shares was the market price of such shares at the time of acquisition. Common shares purchased under the NCIB were cancelled.
Dividend Reinvestment Plan (DRIP)
During the year, no common shares were issued from treasury for reinvestment of dividends (2018 – 0.1 million shares issued from treasury).
Merger Reserve
On March 31, 2015, the Company and Ainsworth Lumber Co. Ltd. (Ainsworth) completed an arrangement under which the Company acquired all of the outstanding common shares of Ainsworth in an all-share transaction. The Company elected not to account for this transaction as a business combination under IFRS 3, Business Combinations, as the transaction represented a combination of entities under common control of Brookfield. Accordingly, the book values of the two entities were combined and no adjustments were made to reflect fair values or to recognize any new assets or liabilities of either entity.

The merger reserve represents the difference between the fair value of the Norbord common shares on the date of issuance and the book value of Ainsworth’s net assets exchanged.
Contributed Surplus
Contributed surplus comprises amounts related to compensation expense on stock options issued under the Company’s stock option plan.
Share-based Payments
Stock Options

	2019		2018
	Options (millions)	Weighted Average Exercise Price (C $)	Options (millions)	Weighted Average Exercise Price (C $)
Balance, beginning of year	1.6	$31.02	1.4	$27.23
Options granted	0.2	37.80	0.5	40.33
Options exercised(1)	—	19.38	(0.3)	19.83
Options forfeited	(0.1)	35.64	—	—
Balance, end of year	1.7	$32.09	1.6	$31.02
Exercisable at year-end	0.9	$27.10	0.6	$23.84

(1)	In 2019, less than 0.1 million common shares were issued as a result of options exercised.
Under the Company’s stock option plan, the Board of Directors may issue stock options to certain employees of the Company. These options vest over a five-year period and expire 10 years from the date of issue. During the year, 0.2 million stock options were granted (2018 – 0.5 million stock options) and a stock option expense of $1 million was recorded with a corresponding increase in contributed surplus (2018 – $1 million).
The table below outlines the significant assumptions used during the year to estimate the fair value of options granted:

	2019	2018
Risk-free interest rate	1.6%	2.3%
Expected volatility	30%	30%
Dividend yield	2.1%	6.0%
Expected option life (years)	5	5
Share price (in Canadian dollars)	$37.37	$39.40
Exercise price (in Canadian dollars)	$37.80	$40.33
Weighted average fair value per option granted (in Canadian dollars)	$5.98	$4.03

In 2019, less than 0.1 million common shares (2018 – 0.3 million common shares) were issued as a result of options exercised under the stock option plan for total cash proceeds of $1 million (2018 – $4 million) and less than $1 million (2018 – $1 million) representing the vested fair value of the stock options. The weighted average share price on the date of exercise for 2019 was C $35.49 (2018 – C $48.66).
The following table summarizes the weighted average exercise prices and the weighted average remaining contractual life of the stock options outstanding at December 31, 2019:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C $)	Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C $)	Options	Weighted Average Exercise Price (C $)
$5.01–$10.00	52,000	2.09	$9.96	52,000	$9.96
$10.01–$15.00	85,710	0.97	14.45	85,710	14.45
$15.01–$20.00	58,210	0.34	17.89	58,210	17.89
$20.01–$25.00	8,107	4.45	21.44	8,107	21.44
$25.01–$30.00	362,000	5.58	27.13	274,000	27.10
$30.01–$35.00	396,696	5.29	32.48	288,696	31.55
$35.01–$45.00	545,000	9.29	37.08	63,000	36.56
$45.01–$50.00	175,000	8.11	46.35	35,000	46.35
	1,682,723	6.45	$32.09	864,723	$27.10

Restricted and Deferred Stock Units
The Company has a Restricted Stock Unit (RSU) Plan for designated employees of the Company and its subsidiaries. An RSU is a unit equivalent in value to a common share. Units credited under this plan vest equally over three years. Vested amounts are paid in cash within 30 days of the vesting date. In addition, holders are credited with additional units as and when dividends are paid on the Company’s common shares.
The Company also has a Deferred Common Share Unit (DSU) Plan for senior management and Directors. A DSU is a unit equivalent in value to a common share. Following the participant’s termination of services with the Company, the participant will be paid in cash the market value of the common shares represented by the DSUs. In addition, holders are credited with additional units as and when dividends are paid on the Company’s common shares.
As at December 31, 2019, the total liability outstanding related to these plans was $6 million (December 31, 2018 – $6 million), of which $4 million (December 31, 2018 – $4 million) is recorded in other liabilities and $2 million (December 31, 2018 – $2 million) is recorded in accounts payable and accrued liabilities.
Accumulated Other Comprehensive Loss

(US $ millions)	Dec 31, 2019	Dec 31, 2018
Foreign currency translation loss on investment in foreign operations, net of tax of $(4) (December 31, 2018 – $(5))	$(145)	$(159)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2018 – $3)(1)	(8)	(8)
Actuarial loss on defined benefit pension obligations, net of tax of $9 (December 31, 2018 – $9)	(30)	(30)
Accumulated other comprehensive loss, net of tax	$(183)	$(197)

(1)	No net investment hedges were entered into during 2019 and 2018.
Amendment to Warrant Indenture
On March 25, 2013, the Company amended certain terms of its Warrant Indenture dated December 24, 2008 by executing a Supplemental Warrant Indenture to include a cashless exercise feature. This feature allowed warrant holders to elect to exercise their warrants on a cashless basis, and receive common shares based on the in-the-money value of their warrants. The warrants expired on December 24, 2013. In 2013, a total of 134.4 million warrants were exercised on a cashless basis resulting in the issuance of 8.4 million common shares. As required under IFRS, for the year ended December 31, 2013, the cashless exercise of the warrants resulted in:

•	an increase in share capital of $298 million, representing the fair value on the date of exercise of the common shares issued in exchange for the in-the-money value of the warrants;

•	a decrease in contributed surplus of $35 million, representing the book value of the warrants recorded at the time of their issuance; and

•	a decrease in retained earnings of $263 million, reflecting the difference between these two amounts.

SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY
Share Capital

	2019		2018
	Shares (millions)	Amount (US $ millions)	Shares (millions)	Amount (US $ millions)
Common shares outstanding, beginning of year	81.7	$1,280	86.4	$1,350
Issuance of common shares upon exercise of options and Dividend Reinvestment Plan(1)	—	1	0.5	11
Shares repurchased and cancelled in the year	(0.2)	(3)	(3.6)	(57)
Reverse accrual for shares repurchased and/or cancelled in 2019	1.6	24	—	—
Shares repurchased in 2018 and cancelled in 2019	(0.2)	(2)	(0.2)	(2)
Shares repurchased and cancelled under ASPP in 2019	(1.4)	(22)	(1.4)	(22)
Common shares outstanding, end of year	81.5	$1,278	81.7	$1,280

(1)	In 2019, less than 0.1 million common shares were issued as a result of options exercised.
As at December 31, 2019, the authorized capital stock of the Company is as follows: an unlimited number of Class A and Class B preferred shares, an unlimited number of non-voting participating shares and an unlimited number of common shares.
Normal Course Issuer Bid (NCIB)
In October 2019, the Company renewed its NCIB in accordance with Toronto Stock Exchange (TSX) rules. Under the NCIB, the Company may purchase up to 4,083,429 of its common shares, representing 5% of Norbord’s public float of 81,668,583 as of October 22, 2019, pursuant to TSX rules. Daily purchases of common shares may not exceed 72,970 subject to the Company’s ability to make “block” purchases under the rules of the TSX.

During the year, the Company repurchased and cancelled 0.2 million common shares under the current NCIB program for a total cost of $5 million. Of the total cost, $3 million represents a reduction in share capital and $2 million was charged to retained earnings.

In December 2019, the Company entered into an automatic share purchase plan (ASPP) in order to facilitate the repurchase of its common shares under its NCIB during the regularly scheduled quarterly trading blackout period. Subsequent to year-end, an additional 0.1 million shares were repurchased for a total cost of $2 million.
Under its prior NCIB that commenced on November 5, 2018 and expired on November 4, 2019, the Company previously sought and received approval from the TSX to purchase up to 5,191,965 of its common shares, representing 10% of Norbord’s public float of 51,919,654 as of October 22, 2018, pursuant to TSX rules. Daily purchases of common shares may not exceed 79,704 subject to the Company’s ability to make “block” purchases under the rules of the TSX. The Company had exhausted its prior NCIB limit.

In 2018, the Company repurchased and cancelled 3.6 million common shares under its prior NCIB program for a total cost of $98 million. Of the total cost, $57 million represented a reduction in share capital, $37 million was charged to retained earnings and $4 million was charged to contributed surplus.

In December 2018, the Company entered into an ASPP in order to facilitate the repurchase of its common shares under its prior NCIB during the regularly scheduled quarterly trading blackout period. As at December 31, 2018, 0.2 million shares had been purchased but not yet cancelled and $4 million related to these shares was included in accrued liabilities. In addition, an obligation for the future repurchase of shares under the ASPP of $38 million had been recognized in accrued liabilities as at December 31, 2018. During the first quarter of 2019, the Company repurchased and cancelled an additional 1.4 million shares under the ASPP for a total cost of $39 million. Of the total cost, $22 million represented a reduction in share capital and the remaining $17 million was charged to retained earnings. During the first quarter of 2019, 0.2 million shares purchased and accrued for in 2018 were also cancelled. Total cost relating to these shares was $4 million, of which $2 million represented a reduction in share capital and the remaining $2 million was charged to retained earnings.

Purchases were made on the open market by the Company through the facilities of the TSX, the NYSE or Canadian or US alternative trading systems, if eligible, in accordance with the requirements of the TSX and applicable securities laws. The price that the Company paid for any such common shares was the market price of such shares at the time of acquisition. Common shares purchased under the NCIB were cancelled.
Dividend Reinvestment Plan (DRIP)
During the year, no common shares were issued from treasury for reinvestment of dividends (2018 – 0.1 million shares issued from treasury).
Merger Reserve
On March 31, 2015, the Company and Ainsworth Lumber Co. Ltd. (Ainsworth) completed an arrangement under which the Company acquired all of the outstanding common shares of Ainsworth in an all-share transaction. The Company elected not to account for this transaction as a business combination under IFRS 3, Business Combinations, as the transaction represented a combination of entities under common control of Brookfield. Accordingly, the book values of the two entities were combined and no adjustments were made to reflect fair values or to recognize any new assets or liabilities of either entity.

The merger reserve represents the difference between the fair value of the Norbord common shares on the date of issuance and the book value of Ainsworth’s net assets exchanged.
Contributed Surplus
Contributed surplus comprises amounts related to compensation expense on stock options issued under the Company’s stock option plan.
Share-based Payments
Stock Options

	2019		2018
	Options (millions)	Weighted Average Exercise Price (C $)	Options (millions)	Weighted Average Exercise Price (C $)
Balance, beginning of year	1.6	$31.02	1.4	$27.23
Options granted	0.2	37.80	0.5	40.33
Options exercised(1)	—	19.38	(0.3)	19.83
Options forfeited	(0.1)	35.64	—	—
Balance, end of year	1.7	$32.09	1.6	$31.02
Exercisable at year-end	0.9	$27.10	0.6	$23.84

(1)	In 2019, less than 0.1 million common shares were issued as a result of options exercised.
Under the Company’s stock option plan, the Board of Directors may issue stock options to certain employees of the Company. These options vest over a five-year period and expire 10 years from the date of issue. During the year, 0.2 million stock options were granted (2018 – 0.5 million stock options) and a stock option expense of $1 million was recorded with a corresponding increase in contributed surplus (2018 – $1 million).
The table below outlines the significant assumptions used during the year to estimate the fair value of options granted:

	2019	2018
Risk-free interest rate	1.6%	2.3%
Expected volatility	30%	30%
Dividend yield	2.1%	6.0%
Expected option life (years)	5	5
Share price (in Canadian dollars)	$37.37	$39.40
Exercise price (in Canadian dollars)	$37.80	$40.33
Weighted average fair value per option granted (in Canadian dollars)	$5.98	$4.03

In 2019, less than 0.1 million common shares (2018 – 0.3 million common shares) were issued as a result of options exercised under the stock option plan for total cash proceeds of $1 million (2018 – $4 million) and less than $1 million (2018 – $1 million) representing the vested fair value of the stock options. The weighted average share price on the date of exercise for 2019 was C $35.49 (2018 – C $48.66).
The following table summarizes the weighted average exercise prices and the weighted average remaining contractual life of the stock options outstanding at December 31, 2019:

		Options Outstanding		Options Exercisable
Range of Exercise Prices (C $)	Options	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C $)	Options	Weighted Average Exercise Price (C $)
$5.01–$10.00	52,000	2.09	$9.96	52,000	$9.96
$10.01–$15.00	85,710	0.97	14.45	85,710	14.45
$15.01–$20.00	58,210	0.34	17.89	58,210	17.89
$20.01–$25.00	8,107	4.45	21.44	8,107	21.44
$25.01–$30.00	362,000	5.58	27.13	274,000	27.10
$30.01–$35.00	396,696	5.29	32.48	288,696	31.55
$35.01–$45.00	545,000	9.29	37.08	63,000	36.56
$45.01–$50.00	175,000	8.11	46.35	35,000	46.35
	1,682,723	6.45	$32.09	864,723	$27.10

Restricted and Deferred Stock Units
The Company has a Restricted Stock Unit (RSU) Plan for designated employees of the Company and its subsidiaries. An RSU is a unit equivalent in value to a common share. Units credited under this plan vest equally over three years. Vested amounts are paid in cash within 30 days of the vesting date. In addition, holders are credited with additional units as and when dividends are paid on the Company’s common shares.
The Company also has a Deferred Common Share Unit (DSU) Plan for senior management and Directors. A DSU is a unit equivalent in value to a common share. Following the participant’s termination of services with the Company, the participant will be paid in cash the market value of the common shares represented by the DSUs. In addition, holders are credited with additional units as and when dividends are paid on the Company’s common shares.
As at December 31, 2019, the total liability outstanding related to these plans was $6 million (December 31, 2018 – $6 million), of which $4 million (December 31, 2018 – $4 million) is recorded in other liabilities and $2 million (December 31, 2018 – $2 million) is recorded in accounts payable and accrued liabilities.
Accumulated Other Comprehensive Loss

(US $ millions)	Dec 31, 2019	Dec 31, 2018
Foreign currency translation loss on investment in foreign operations, net of tax of $(4) (December 31, 2018 – $(5))	$(145)	$(159)
Net loss on hedge of net investment in foreign operations, net of tax of $3 (December 31, 2018 – $3)(1)	(8)	(8)
Actuarial loss on defined benefit pension obligations, net of tax of $9 (December 31, 2018 – $9)	(30)	(30)
Accumulated other comprehensive loss, net of tax	$(183)	$(197)

(1)	No net investment hedges were entered into during 2019 and 2018.
Amendment to Warrant Indenture
On March 25, 2013, the Company amended certain terms of its Warrant Indenture dated December 24, 2008 by executing a Supplemental Warrant Indenture to include a cashless exercise feature. This feature allowed warrant holders to elect to exercise their warrants on a cashless basis, and receive common shares based on the in-the-money value of their warrants. The warrants expired on December 24, 2013. In 2013, a total of 134.4 million warrants were exercised on a cashless basis resulting in the issuance of 8.4 million common shares. As required under IFRS, for the year ended December 31, 2013, the cashless exercise of the warrants resulted in:

•	an increase in share capital of $298 million, representing the fair value on the date of exercise of the common shares issued in exchange for the in-the-money value of the warrants;

•	a decrease in contributed surplus of $35 million, representing the book value of the warrants recorded at the time of their issuance; and

•	a decrease in retained earnings of $263 million, reflecting the difference between these two amounts.